Notes to the Statements of Comprehensive Loss (Details) - Schedule of General and Administrative Expenses - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Abstract]
Salaries and related expenses	₪ 2,632	₪ 2,292	₪ 2,747
Consulting and professional services	3,343	2,109	1,366
Directors fees	330	424	450
Office expenses	51	81	78
Insurance	1,141	908	118
Miscellaneous	830	678	390
Total	8,327	6,492	5,149
Including share-based payment	624	795	1,406
Including salary of related party (See Note 18B below)	₪ 1,926	₪ 1,984	₪ 2,457